Note 10 - Inventory (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Notes Tables
Schedule of Inventory, Current [Table Text Block]
	March 31, 2024	December 31, 2023
	(Unaudited)	(Audited)
Finished goods	$5,670	$5,195
Less reserve for obsolete inventory	(60)	(60)
Total	$5,610	$5,135

	December 31, 2023	December 31, 2022
Finished goods	$5,195	$1,287
Less reserve for obsolete inventory	(60)	—
Total	$5,135	$1,287